Intangible assets - Amortization expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Intangible Assets [Abstract]
Cost of sales	$ 41	$ 42	$ 42
General and administration expenses	175	176	196
Discontinued operations	12	15	17
Total amortization expense	$ 228	$ 233	$ 255